Cover	Sep. 14, 2020
Cover [Abstract]
Document Type	8-K/A
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0904604
Entity Address, Address Line One	100 Westminster Street
Entity Address, City or Town	Providence,
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	475-8474
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	TRWH
Security Exchange Name	NYSE
Entity Ex Transition Period	true
Entity Emerging Growth Company	true
Document Period End Date	Sep. 14, 2020
Entity Central Index Key	0001747079
Amendment Flag	true
Entity Registrant Name	Twin River Worldwide Holdings, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-38850